CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

     1. This filing is made on behalf of Janus Investment Fund (the "Registrant"). Registrant's 1933 Act No. is 2-34393 and Registrant's 1940 Act No. is 811-1879.

     2. There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 90 ("PEA No. 90") on January 31, 2000 pursuant to Rule 485(b) under the 1933 Act for the following funds:

          Janus Fund
          Janus Enterprise Fund
          Janus Mercury Fund
          Janus Olympus Fund
          Janus Overseas Fund
          Janus Twenty Fund
          Janus Venture Fund
          Janus Global Life Sciences Fund
          Janus Global Technology Fund
          Janus Worldwide Fund
          Janus Balanced Fund
          Janus Equity Income Fund
          Janus Growth and Income Fund
          Janus Flexible Income Fund
          Janus High-Yield Fund
          Janus Federal Tax-Exempt Fund
          Janus Short-Term Bond Fund
          Janus Special Situations Fund
          Janus Strategic Value Fund
          Janus Money Market Fund-Investor Shares
          Janus Money MarketFund-Institutional Shares
          Janus Money Market Fund-Service Shares
          Janus Government Money Market Fund-Investor Shares Janus Government Money Market Fund-Institutional Shares Janus Government Money Market Fund-Service Shares
          Janus Tax-Exempt Money Market Fund-Investor Shares Janus Tax-Exempt Money Market Fund-Institutional Shares Janus Tax-Exempt Money Market Fund-Service Shares

          (collectively, the "Funds").

     3.   The text of PEA No. 90 has been filed electronically.


     DATED:  February 1, 2000

                                       JANUS INVESTMENT FUND
                                       on behalf of the Funds


                                       BY: /s/ Kelley Abbott Howes
                                           Kelley Abbott Howes
                                           Vice President and Secretary


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